Related-Party Transactions Disclosure: Amounts due under related party notes payable (Details) - USD ($)	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Long-term notes to related parties	$ 992,953	$ 715,842	$ 613,540
CEO
Long-term notes to related parties	517,752	502,575	502,448
CFO
Long-term notes to related parties	9,971	9,583	8,849
Major shareholder
Long-term notes to related parties	352,251	93,701	0
Company controlled by directors
Long-term notes to related parties	$ 112,979	$ 109,984	$ 102,243